Distribution Date:	05/17/23	JPMDB Commercial Mortgage Securities Trust 2016-C4
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C4
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Brian Baker	(212) 834-3813

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	BlackRock Realty Advisors, Inc.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46646RAG8	1.536600%	38,299,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46646RAH6	2.882200%	300,000,000.00	288,520,311.55	0.00	692,977.70	0.00	0.00	692,977.70	288,520,311.55	31.80%	30.00%
A-3	46646RAJ2	3.141300%	381,323,000.00	381,323,000.00	0.00	998,208.28	0.00	0.00	998,208.28	381,323,000.00	31.80%	30.00%
A-SB	46646RAK9	2.994100%	67,443,000.00	48,952,176.51	1,143,487.59	122,139.76	0.00	0.00	1,265,627.35	47,808,688.92	31.80%	30.00%
A-S	46646RAN3	3.384500%	92,761,000.00	92,761,000.00	0.00	261,624.67	0.00	0.00	261,624.67	92,761,000.00	22.99%	21.75%
B	46646RAP8	3.637800%	61,841,000.00	61,841,000.00	0.00	187,470.99	0.00	0.00	187,470.99	61,841,000.00	17.11%	16.25%
C	46646RAQ6	3.066651%	47,786,000.00	47,786,000.00	0.00	122,119.13	0.00	0.00	122,119.13	47,786,000.00	12.57%	12.00%
D	46646RAB9	3.066651%	53,408,000.00	53,408,000.00	0.00	136,486.39	0.00	0.00	136,486.39	53,408,000.00	7.50%	7.25%
E	46646RAC7	3.816651%	22,487,000.00	22,487,000.00	0.00	71,520.85	0.00	0.00	71,520.85	22,487,000.00	5.36%	5.25%
F	46646RAD5	3.816651%	11,244,000.00	11,244,000.00	0.00	35,762.02	0.00	0.00	35,762.02	11,244,000.00	4.29%	4.25%
NR*	46646RAE3	3.816651%	47,786,756.00	45,144,160.47	0.00	130,557.97	0.00	0.00	130,557.97	45,144,160.47	0.00%	0.00%
R	46646RAF0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,124,378,756.01	1,053,466,648.53	1,143,487.59	2,758,867.76	0.00	0.00	3,902,355.35	1,052,323,160.94

X-A	46646RAL7	0.748546%	879,826,000.00	811,556,488.06	0.00	506,239.16	0.00	0.00	506,239.16	810,413,000.47
X-B	46646RAM5	0.178851%	61,841,000.00	61,841,000.00	0.00	9,216.91	0.00	0.00	9,216.91	61,841,000.00
X-C	46646RAA1	0.750000%	101,194,000.00	101,194,000.00	0.00	63,246.25	0.00	0.00	63,246.25	101,194,000.00
Notional SubTotal			1,042,861,000.00	974,591,488.06	0.00	578,702.32	0.00	0.00	578,702.32	973,448,000.47

Deal Distribution Total					1,143,487.59	3,337,570.08	0.00	0.00	4,481,057.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46646RAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46646RAH6	961.73437183	0.00000000	2.30992567	0.00000000	0.00000000	0.00000000	0.00000000	2.30992567	961.73437183
A-3	46646RAJ2	1,000.00000000	0.00000000	2.61774999	0.00000000	0.00000000	0.00000000	0.00000000	2.61774999	1,000.00000000
A-SB	46646RAK9	725.83035319	16.95487434	1.81100722	0.00000000	0.00000000	0.00000000	0.00000000	18.76588156	708.87547885
A-S	46646RAN3	1,000.00000000	0.00000000	2.82041666	0.00000000	0.00000000	0.00000000	0.00000000	2.82041666	1,000.00000000
B	46646RAP8	1,000.00000000	0.00000000	3.03149998	0.00000000	0.00000000	0.00000000	0.00000000	3.03149998	1,000.00000000
C	46646RAQ6	1,000.00000000	0.00000000	2.55554200	0.00000000	0.00000000	0.00000000	0.00000000	2.55554200	1,000.00000000
D	46646RAB9	1,000.00000000	0.00000000	2.55554205	0.00000000	0.00000000	0.00000000	0.00000000	2.55554205	1,000.00000000
E	46646RAC7	1,000.00000000	0.00000000	3.18054209	0.00000000	0.00000000	0.00000000	0.00000000	3.18054209	1,000.00000000
F	46646RAD5	1,000.00000000	0.00000000	3.18054251	0.00000000	0.00000000	0.00000000	0.00000000	3.18054251	1,000.00000000
NR	46646RAE3	944.70025272	0.00000000	2.73209527	0.27256359	6.69511674	0.00000000	0.00000000	2.73209527	944.70025272
R	46646RAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46646RAL7	922.40566664	0.00000000	0.57538554	0.00000000	0.00000000	0.00000000	0.00000000	0.57538554	921.10599195
X-B	46646RAM5	1,000.00000000	0.00000000	0.14904206	0.00000000	0.00000000	0.00000000	0.00000000	0.14904206	1,000.00000000
X-C	46646RAA1	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	692,977.70	0.00	692,977.70	0.00	0.00	0.00	692,977.70	0.00
A-3	04/01/23 - 04/30/23	30	0.00	998,208.28	0.00	998,208.28	0.00	0.00	0.00	998,208.28	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	122,139.76	0.00	122,139.76	0.00	0.00	0.00	122,139.76	0.00
X-A	04/01/23 - 04/30/23	30	0.00	506,239.16	0.00	506,239.16	0.00	0.00	0.00	506,239.16	0.00
X-B	04/01/23 - 04/30/23	30	0.00	9,216.91	0.00	9,216.91	0.00	0.00	0.00	9,216.91	0.00
X-C	04/01/23 - 04/30/23	30	0.00	63,246.25	0.00	63,246.25	0.00	0.00	0.00	63,246.25	0.00
A-S	04/01/23 - 04/30/23	30	0.00	261,624.67	0.00	261,624.67	0.00	0.00	0.00	261,624.67	0.00
B	04/01/23 - 04/30/23	30	0.00	187,470.99	0.00	187,470.99	0.00	0.00	0.00	187,470.99	0.00
C	04/01/23 - 04/30/23	30	0.00	122,119.13	0.00	122,119.13	0.00	0.00	0.00	122,119.13	0.00
D	04/01/23 - 04/30/23	30	0.00	136,486.39	0.00	136,486.39	0.00	0.00	0.00	136,486.39	0.00
E	04/01/23 - 04/30/23	30	0.00	71,520.85	0.00	71,520.85	0.00	0.00	0.00	71,520.85	0.00
F	04/01/23 - 04/30/23	30	0.00	35,762.02	0.00	35,762.02	0.00	0.00	0.00	35,762.02	0.00
NR	04/01/23 - 04/30/23	30	305,939.93	143,582.90	0.00	143,582.90	13,024.93	0.00	0.00	130,557.97	319,937.91
Totals			305,939.93	3,350,595.01	0.00	3,350,595.01	13,024.93	0.00	0.00	3,337,570.08	319,937.91

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,481,057.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,363,832.87	Master Servicing Fee	6,241.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,450.60
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	438.94
ARD Interest	0.00	Operating Advisor Fee	1,443.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	373.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,363,832.87	Total Fees	13,237.85

Principal		Expenses/Reimbursements
Scheduled Principal	1,143,487.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,024.93
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,143,487.59	Total Expenses/Reimbursements	13,024.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,337,570.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,143,487.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,481,057.67
Total Funds Collected	4,507,320.46	Total Funds Distributed	4,507,320.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,053,466,648.53	1,053,466,648.53	Beginning Certificate Balance	1,053,466,648.53
(-) Scheduled Principal Collections	1,143,487.59	1,143,487.59	(-) Principal Distributions	1,143,487.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,052,323,160.94	1,052,323,160.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,053,518,160.57	1,053,518,160.57	Ending Certificate Balance	1,052,323,160.94
Ending Actual Collateral Balance	1,052,429,058.04	1,052,429,058.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP
	9,999,999 or less	6	35,733,023.94	3.40%	41	4.4875	2.427853	1.24 or less	11	290,633,021.82	27.62%	40	4.0469	0.747719
10,000,000 to 19,999,999		5	80,480,653.91	7.65%	40	4.4009	1.607238	1.25 to 1.74	4	125,040,161.08	11.88%	41	4.0423	1.514082
20,000,000 to 24,999,999		5	110,513,984.20	10.50%	40	3.7712	1.939743	1.75 to 2.24	7	227,073,010.12	21.58%	42	3.8142	2.095277
25,000,000 to 49,999,999		12	421,439,333.36	40.05%	41	3.8572	1.762419	2.25 to 2.74	4	91,728,502.55	8.72%	40	4.2584	2.521234
	50,000,000 or greater	5	296,638,346.28	28.19%	41	3.5755	2.015310	2.75 or greater	7	210,330,646.12	19.99%	40	3.2292	3.125378
	Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684	Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	107,517,819.25	10.22%	38	3.8543	NAP
							Defeased	8	107,517,819.25	10.22%	38	3.8543	NAP
California	7	247,136,541.14	23.48%	41	3.8114	2.062391
							Industrial	1	16,657,072.84	1.58%	37	5.1280	1.833900
Florida	1	16,522,111.14	1.57%	42	4.9200	1.062500
							Lodging	5	105,692,683.70	10.04%	41	4.5311	1.975332
Georgia	3	44,595,000.60	4.24%	42	4.3651	1.704456
							Mixed Use	3	63,094,663.33	6.00%	38	3.7984	0.243116
Indiana	3	105,355,593.95	10.01%	40	4.1490	1.553145
							Multi-Family	2	55,510,072.04	5.28%	41	4.2946	1.126353
Massachusetts	1	16,152,737.02	1.53%	42	4.0200	2.686200
							Office	13	536,657,361.22	51.00%	41	3.5876	2.088843
Nevada	1	7,315,471.91	0.70%	40	4.3500	2.105000
							Retail	9	167,193,488.56	15.89%	41	3.8867	1.618477
New York	5	244,565,663.33	23.24%	40	3.2086	2.184899
							Totals	41	1,052,323,160.94	100.00%	40	3.8315	1.937684
North Carolina	2	58,394,003.32	5.55%	41	3.8063	1.164743

Ohio	1	5,757,826.37	0.55%	41	4.9800	2.992300

Pennsylvania	1	24,340,990.71	2.31%	41	4.2000	1.051200

South Carolina	1	2,282,557.19	0.22%	42	4.7170	1.448300

Tennessee	3	88,185,256.02	8.38%	41	4.3591	1.758272

Texas	1	6,837,948.27	0.65%	42	4.3400	1.952000

Wisconsin	3	77,363,640.73	7.35%	41	3.9165	0.855872

Totals	41	1,052,323,160.94	100.00%	40	3.8315	1.937684

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP
	3.99999% or less	16	580,232,620.43	55.14%	41	3.4818	1.845509	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	10	266,727,873.00	25.35%	40	4.2250	2.078639	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	5	78,943,930.26	7.50%	42	4.7266	1.426482	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	18,900,918.00	1.80%	37	5.1425	1.755357	37 months to 60 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684	61 months or greater	33	944,805,341.69	89.78%	41	3.8288	1.874508
								Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP
	120 months or less	33	944,805,341.69	89.78%	41	3.8288	1.874508	Interest Only	10	355,629,000.00	33.79%	40	3.3873	2.622796
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	23	589,176,341.69	55.99%	41	4.0954	1.422839
	Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	107,517,819.25	10.22%	38	3.8543	NAP			No outstanding loans in this group
Underwriter's Information		3	45,102,166.70	4.29%	39	3.0298	4.127215
	12 months or less	29	897,459,329.83	85.28%	41	3.8655	1.763053
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,243,845.16	0.21%	41	5.2500	1.172300
	Totals	38	1,052,323,160.94	100.00%	40	3.8315	1.937684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306531004	OF	New York	NY	Actual/360	2.860%	190,633.33	0.00	0.00	N/A	09/01/26	--	80,000,000.00	80,000,000.00	05/01/23
2	656120549	OF	New York	NY	Actual/360	2.983%	99,444.44	0.00	0.00	N/A	08/06/26	--	40,000,000.00	40,000,000.00	05/06/23
2A	656120550				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	05/06/23
2B	656120551				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	05/06/23
3	306871003	MU	Seattle	WA	Actual/360	3.524%	190,883.33	0.00	0.00	N/A	06/06/26	--	65,000,000.00	65,000,000.00	05/06/23
4	306871004	RT	Fresno	CA	Actual/360	3.587%	179,350.00	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	05/01/23
5	306871005	RT	Matthews	NC	Actual/360	3.767%	176,043.16	102,405.30	0.00	N/A	10/01/26	--	56,079,583.36	55,977,178.06	05/01/23
6	306871006	OF	Indianapolis	IN	Actual/360	3.874%	163,925.35	110,016.45	0.00	N/A	09/01/26	--	50,771,184.67	50,661,168.22	05/01/23
7	306871007	OF	Nashville	TN	Actual/360	4.190%	174,583.33	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	05/01/23
8	306871008	OF	New York	NY	Actual/360	3.500%	131,250.00	0.00	0.00	N/A	10/06/26	--	45,000,000.00	45,000,000.00	05/06/23
9	306871009	OF	Sunnyvale	CA	Actual/360	3.319%	114,404.87	96,077.57	0.00	N/A	04/01/27	--	41,358,594.67	41,262,517.10	05/01/23
10	306871010	MU	New York	NY	Actual/360	3.966%	123,678.63	99,854.93	0.00	N/A	07/01/26	--	37,421,673.10	37,321,818.17	05/01/23
11	306871011	LO	Seaside	CA	Actual/360	4.200%	138,384.53	67,785.11	0.00	N/A	09/01/26	--	39,538,438.16	39,470,653.05	05/01/23
12	656120582	LO	Memphis	TN	Actual/360	4.570%	135,330.41	69,010.80	0.00	N/A	11/06/26	--	35,535,338.41	35,466,327.61	05/06/23
13	306871013	OF	Oakland	CA	Actual/360	4.140%	127,995.00	0.00	0.00	N/A	07/01/26	--	37,100,000.00	37,100,000.00	05/01/23
14	306871014	MF	Statesboro	GA	Actual/360	4.172%	107,330.23	55,943.52	0.00	N/A	11/01/26	--	30,871,589.83	30,815,646.31	05/01/23
15	656120562	OF	La Crosse	WI	Actual/360	3.910%	100,671.47	55,168.15	0.00	N/A	10/06/26	--	30,896,615.09	30,841,446.94	05/06/23
16	306871016	OF	Indianapolis	IN	Actual/360	4.367%	109,172.50	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	05/01/23
17	656120563	OF	Long Beach	CA	Actual/360	3.610%	87,741.41	48,820.83	0.00	N/A	10/06/26	--	29,166,118.98	29,117,298.15	05/06/23
18	306871018	OF	Milwaukee	WI	Actual/360	3.874%	81,034.16	54,385.06	0.00	N/A	09/01/26	--	25,098,011.09	25,043,626.03	03/01/23
19	656120567	RT	Philadelphia	PA	Actual/360	4.200%	85,358.26	47,082.26	0.00	N/A	10/06/26	--	24,388,072.97	24,340,990.71	05/06/23
20	306871020	MF	Indianapolis	IN	Actual/360	4.447%	91,674.80	40,764.28	0.00	N/A	09/01/26	--	24,735,190.01	24,694,425.73	05/01/23
21	656120565	OF	Pewaukee	WI	Actual/360	3.975%	71,290.01	42,944.02	0.00	N/A	10/06/26	--	21,521,511.78	21,478,567.76	05/06/23
22	656120535	MU	San Francisco	CA	Actual/360	3.394%	52,117.23	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	05/01/23
22A	656120541				Actual/360	3.394%	14,430.63	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	05/01/23
23	656120564	OF	West Valley City	UT	Actual/360	4.040%	63,138.14	32,806.71	0.00	N/A	07/06/26	--	18,753,902.77	18,721,096.06	05/06/23
24	656120587	LO	Miami Beach	FL	Actual/360	4.920%	67,865.88	30,543.58	0.00	N/A	11/06/26	--	16,552,654.72	16,522,111.14	05/06/23
25	407004614	IN	San Diego	CA	Actual/360	5.128%	71,295.52	26,745.36	0.00	N/A	06/06/26	--	16,683,818.20	16,657,072.84	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	656120570	OF	Cambridge	MA	Actual/360	4.020%	54,212.22	30,015.93	0.00	N/A	11/06/26	--	16,182,752.95	16,152,737.02	05/06/23
28	306871028	RT	Various	Various	Actual/360	4.717%	50,096.72	22,655.69	0.00	N/A	11/01/26	--	12,744,555.30	12,721,899.61	05/01/23
29	656120561	OF	West Palm Beach	FL	Actual/360	4.640%	42,155.70	21,193.93	0.00	N/A	09/06/26	--	10,902,335.68	10,881,141.75	05/06/23
30	306871030	LO	Albany	GA	Actual/360	4.847%	34,328.91	23,242.15	0.00	N/A	11/01/26	--	8,499,007.68	8,475,765.53	05/01/23
31	306871031	RT	Reno	NV	Actual/360	4.350%	26,563.05	12,266.27	0.00	N/A	09/06/26	--	7,327,738.18	7,315,471.91	05/06/23
32	306871032	RT	Katy	TX	Actual/360	4.340%	24,780.32	13,754.46	0.00	N/A	11/01/26	--	6,851,702.73	6,837,948.27	05/01/23
33	306871033	MF	Houston	TX	Actual/360	4.370%	24,549.94	13,622.82	0.00	N/A	09/06/26	06/06/26	6,741,402.74	6,727,779.92	05/06/23
34	407004631	MH	Various	Various	Actual/360	4.820%	24,901.75	11,804.32	0.00	N/A	08/06/26	05/06/26	6,199,605.84	6,187,801.52	05/06/23
35	306871035	LO	Mentor	OH	Actual/360	4.980%	23,939.00	10,607.20	0.00	N/A	10/01/26	--	5,768,433.57	5,757,826.37	05/01/23
36	306871036	MU	Brooklyn	NY	Actual/360	5.250%	9,834.20	3,970.89	0.00	N/A	10/01/26	--	2,247,816.05	2,243,845.16	05/01/23
Totals							3,363,832.87	1,143,487.59	0.00				1,053,466,648.53	1,052,323,160.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	96,803,112.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	82,544,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	27,257,864.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,404,502.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,494,424.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,095,566.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,574,611.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	30,896,610.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(4,912,276.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,219,124.56	8,075,722.76	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,346,535.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	11,079,327.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,179,702.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,386,265.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	14,959,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,233,071.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,320,788.00	0.00	--	--	05/11/23	6,473,098.50	0.00	135,124.11	270,625.58	0.00	0.00
19	1,981,511.60	1,386,199.82	01/01/22	09/30/22	--	0.00	0.00	268,773.91	268,773.91	0.00	0.00
20	938,296.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	800,966.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	21,989,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,459,920.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,266,519.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,902,376.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,330,163.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,775,209.96	1,739,970.86	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	983,648.75	259,805.34	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	951,813.56	0.00	--	--	--	0.00	0.00	0.00	0.00	543.14	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,412,540.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	88,834.00	101,612.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	340,764,667.31	11,563,310.78				6,473,098.50	0.00	403,898.02	539,399.49	543.14	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	1	25,043,626.03	0	0.00	0	0.00	1	25,043,626.03	0	0.00	0	0.00	0	0.00	0	0.00	3.831451%	3.796456%	40
04/17/23	0	0.00	0	0.00	0	0.00	1	25,098,011.09	0	0.00	0	0.00	0	0.00	0	0.00	3.831730%	3.801814%	41
03/17/23	0	0.00	0	0.00	0	0.00	1	25,149,523.15	0	0.00	0	0.00	0	0.00	0	0.00	3.831987%	3.802049%	42
02/17/23	0	0.00	0	0.00	0	0.00	1	25,208,976.10	0	0.00	0	0.00	0	0.00	0	0.00	3.832300%	3.802338%	43
01/18/23	0	0.00	0	0.00	1	25,260,119.18	1	25,260,119.18	0	0.00	0	0.00	0	0.00	0	0.00	3.832555%	3.802570%	44
12/16/22	0	0.00	0	0.00	1	25,311,092.19	1	25,311,092.19	0	0.00	0	0.00	0	0.00	0	0.00	3.832807%	3.802801%	45
11/18/22	0	0.00	0	0.00	1	25,364,616.46	1	25,364,616.46	0	0.00	0	0.00	0	0.00	0	0.00	3.833078%	3.803049%	46
10/17/22	0	0.00	1	25,415,242.00	0	0.00	1	25,415,242.00	0	0.00	0	0.00	0	0.00	0	0.00	3.833327%	3.803277%	47
09/16/22	1	25,468,431.08	0	0.00	0	0.00	1	25,468,431.08	0	0.00	0	0.00	0	0.00	0	0.00	3.833594%	3.803522%	48
08/17/22	0	0.00	0	0.00	0	0.00	1	25,518,711.41	0	0.00	0	0.00	0	0.00	0	0.00	3.833841%	3.803747%	49
07/15/22	1	25,568,824.54	0	0.00	0	0.00	1	25,568,824.54	0	0.00	0	0.00	0	0.00	0	0.00	3.834086%	3.803971%	50
06/17/22	0	0.00	0	0.00	0	0.00	1	25,621,519.35	0	0.00	0	0.00	0	0.00	0	0.00	3.834348%	3.804212%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	306871018	03/01/23	1	1	135,124.11	270,625.58	51,715.29	25,149,523.15	05/15/20	13		04/09/21
Totals					135,124.11	270,625.58	51,715.29	25,149,523.15

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		6,187,802	6,187,802	0		0
37 - 48 Months		1,046,135,359	1,021,091,733	0		25,043,626
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,052,323,161	1,027,279,535	25,043,626	0	0	0
Apr-23	1,053,466,649	1,053,466,649	0	0	0	0
Mar-23	1,054,537,362	1,054,537,362	0	0	0	0
Feb-23	1,055,811,255	1,055,811,255	0	0	0	0
Jan-23	1,056,873,659	1,031,613,539	0	0	25,260,119	0
Dec-22	1,057,932,300	1,032,621,208	0	0	25,311,092	0
Nov-22	1,059,056,554	1,033,691,938	0	0	25,364,616	0
Oct-22	1,060,107,464	1,034,692,222	0	25,415,242	0	0
Sep-22	1,061,224,262	1,035,755,831	25,468,431	0	0	0
Aug-22	1,062,267,495	1,062,267,495	0	0	0	0
Jul-22	1,063,307,034	1,037,738,209	25,568,825	0	0	0
Jun-22	1,064,412,866	1,064,412,866	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	306871010	37,321,818.17	37,321,818.17	525,000,000.00	05/24/16	(5,119,087.00)	(0.32440)	12/31/22	07/01/26	221
18	306871018	25,043,626.03	25,149,523.15	35,700,000.00	08/01/22	536,991.00	0.17680	12/31/22	09/01/26	279
21	656120565	21,478,567.76	21,478,567.76	32,500,000.00	09/01/16	500,655.31	0.36520	12/31/22	10/06/26	281
Totals		83,844,011.96	83,949,909.08	593,200,000.00		(4,081,440.69)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	306871010	MU	NY	05/05/22	1

5/4/2023: Loan transferred to Special Servicing on 04/22/2022 due to an Event of Default surrounding a Major Lease Termination. The loan is secured by a 20-story multi-tenant class A office building with a 4-level retail component located along Fifth Av enue within the Plaza district of Midtown Manhattan, NY. Loan is cash managed and in cash sweep and borrower continues to fund shortfalls. Discussions are in progress with Borrower on a settlement of the loan obligations.

Lease termination payment from prior tenant Valentino is currently being held by Noteholder until such time as an agreement on utilization can be reached with the Borrower. A new short term retail lease has been approved by Noteholder and signed by Borrower and tenant which effectivel y backfills the former Valentino space, albeit at a significantly lower rental rate commensurate with today's market rents.
18	306871018	OF	WI	05/15/20	13

5/05/2023: Loan transferred to Special Servicing due to COVID relief request and imminent default. The collateral consists of a 435,629 SF office building located in downtown Milwaukee. Sponsor informed Lender of cash flow decline resulting from tenant vacation and COVID related relief requests. Order Appointing Receiver was entered on 04/14/21 whereby Friedman was appointed as the Limited Receiver. Chapter 128 Receiver was subsequently entered on 12/20/21 to replace

Friedman's role as Limited Receiv er. Broker has been engaged and is marketing the property for sale. Property under contract for sale. Closing expected Q2.

21	656120565	OF	WI	05/09/23	0

Loan# 656120565 is transferred to Midland Loan Services LLC as Special Servicer effective May 09, 2023 due to Imminent Monetary Default (excluding Balloon/Maturity Default and Single-Tenant Bankruptcy/Vacate.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	656120582	37,609,987.00	4.57000%	37,609,987.00	4.57000%	10	06/30/20	08/06/20	08/11/20
19	656120567	0.00	4.20000%	0.00	4.20000%	8	06/24/21	06/24/21	--
24	656120587	17,540,285.62	4.92000%	17,540,285.62	4.92000%	10	05/06/20	05/06/20	08/11/20
28	306871028	13,459,746.66	4.71700%	13,459,746.66	4.71700%	10	04/01/20	04/01/20	06/11/20
29	656120561	11,609,844.38	4.64000%	11,609,844.38	4.64000%	10	04/06/20	04/06/20	08/11/20
Totals		80,219,863.66		80,219,863.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	656120568 04/16/21	14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	154,149.50	2,642,596.41	16.51%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	154,149.50	2,642,596.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	656120568	11/18/22	0.00	0.00	2,642,596.41	0.00	0.00	(30,566.15)	0.00	0.00	2,642,596.41
		08/17/22	0.00	0.00	2,673,162.56	0.00	0.00	(61,520.05)	0.00	0.00
		11/18/21	0.00	0.00	2,734,682.61	0.00	0.00	(53,770.80)	0.00	0.00
		09/17/21	0.00	0.00	2,788,453.41	0.00	0.00	(13,487.70)	0.00	0.00
		07/16/21	0.00	0.00	2,801,941.11	0.00	0.00	3,090.60	0.00	0.00
		05/17/21	0.00	0.00	2,798,850.51	0.00	0.00	2,104.60	0.00	0.00
		04/16/21	0.00	0.00	2,796,745.91	0.00	0.00	2,796,745.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,642,596.41	0.00	0.00	2,642,596.41	0.00	0.00	2,642,596.41

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	7,796.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,228.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,024.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,024.93

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27